Document and Entity Information Document	Jul. 08, 2024
Document and Entity Information [Line Items]
Entity Registrant Name	CITIZENS FINANCIAL GROUP INC/RI
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000759944
Document Type	8-K
Document Period End Date	Jul. 08, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36636
Entity Tax Identification Number	05-0412693
Entity Address, Address Line One	One Citizens Plaza
Entity Address, City or Town	Providence,
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	203
Local Phone Number	900-6715
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	CFG
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 6.350% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D
Trading Symbol	CFG PrD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 5.000% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	CFG PrE
Security Exchange Name	NYSE
Series H Preferred Stock
Document and Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 7.375% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series H
Trading Symbol	CFG PrH
Security Exchange Name	NYSE